Risk management (Details 13) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 12,727	$ 7,996
Marketable securities	5,228	4,337
Aa Credit Grades One [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	593
Marketable securities	651
A Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	6,890	3,806
Marketable securities	464	820
B B B Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	20	212
B B Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,251	917
Marketable securities		205
Aaa Point Br Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,966	3,034
Marketable securities	4,113	3,311
Aa Point Br Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1
Marketable securities		1
Other Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 7	$ 26